TAXATION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
TAXATION

NOTE 8 — INCOME TAXES

If the Company is deemed a Chinese tax resident enterprise, its worldwide income, including the interest income from U.S. Treasury bills and mutual funds, will be taxable at a standard rate of 25% for China’s corporate income tax purposes. The interest income is calculated by deducting operation costs and corresponding interest costs from interest revenue. From a tax perspective, the Company is a Chinese tax resident enterprise that should make the tax registration at the competent tax authority of the place where its actual management is located.

The Chinese income tax provisions for the years ended December 31, 2024 and 2023 consist of the following:

	December 31,	December 31,
	2024	2023
Income before provision for income taxes	49,508	1,739,642
China’s corporate income tax standard rate (on income)	25.0%	25.0%
Income tax provision	$12,377	$434,911

As of December 31, 2024 and 2023, the Company did not have any deferred tax assets and liabilities.

A reconciliation of the Chinese income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2024	2023
China’s corporate income tax standard rate	25.0%	25.0%
Income tax provision	25.0	25.0

NOTE 8 — INCOME TAXES

If the Company is deemed a Chinese tax resident enterprise, its worldwide income, including the interest income from U.S. Treasury bills and mutual funds, will be taxable at a standard rate of 25% for China’s corporate income tax purposes. The interest income is calculated by deducting operation costs and corresponding interest costs from interest revenue. From a tax perspective, the Company is a Chinese tax resident enterprise that should make the tax registration at the competent tax authority of the place where its actual management is located.

The Chinese income tax provisions for the years ended December 31, 2023 and 2022 consist of the following:

	December 31,	December 31,
	2023	2022
Income (loss) before provision for income taxes	1,739,642	(2,155)
China’s corporate income tax standard rate (on income)	25.0%	—
Income tax provision	$434,911	$—

As of December 31, 2023 and 2022, the Company did not have any deferred tax assets and liabilities.

A reconciliation of the Chinese income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2023	2022
China’s corporate income tax standard rate	25.0%	—
Income tax provision	25.0%	—

Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
TAXATION

9. TAXATION

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Group to its shareholders, no Cayman Islands withholding tax will be imposed. The Company’s subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes upon payment of dividends by the subsidiaries incorporated in Hong Kong to its shareholders. The Group’s subsidiaries incorporated in Hong Kong are not liable for income tax as they did not have any assessable profits arising in Hong Kong during the Relevant Periods.

PRC corporate income tax has been provided at the rate of 25% on the taxable profits of the Group’s PRC Subsidiaries for the Relevant Periods. Certain of the Group’s PRC Subsidiaries are qualified as small and micro enterprises and were entitled to a preferential corporate income tax rate of 2.5% to 10% during 2022 and 5% during 2023, respectively.

The Group recorded a tax benefit of RMB23,814 and tax expense of RMB6,063 (US$834) for the six months ended June 30, 2023 and 2024, respectively. Changes in the income tax expense primarily due to recognition of deferred tax assets in 2023 which began to be realized in 2024.

17. TAXATION

Income Tax

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Group to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes upon payment of dividends by the subsidiaries incorporated in Hong Kong to its shareholders. The Group’s subsidiaries incorporated in Hong Kong are not liable for income tax as they did not have any assessable profits arising in Hong Kong during the Relevant Periods.

Mainland China

PRC corporate income tax has been provided at the rate of 25% on the taxable profits of the Group’s PRC Subsidiaries for the Relevant Periods.

Certain of the Group’s PRC Subsidiaries are qualified as small and micro enterprises and were entitled to a preferential corporate income tax rate of 2.5% to 10% during 2022 and 5% during 2023, respectively.

Certain of the Group’s PRC Subsidiaries are accredited as “High and New Technology Enterprise” and were therefore entitled to a preferential income tax rate of 15% for the years ended 31 December 2022 and 2023. Such qualifications are subject to review by the relevant tax authority in the PRC for every three years.

The income tax expense of the Group for the Relevant Periods is analyzed as follows:

	For the year ended 31 December
	2022	2023
	RMB	RMB	USD

Current tax:
PRC corporate income tax	17,101	5,776	814
Deferred tax liabilities	(1,173)	(1,497)	(211)
Deferred tax assets, net	-	(35,469)	(4,996)
Total income tax expense/(benefit)	15,928	(31,190)	(4,393)
Less: income tax expenses from the discontinued operations	2,623	934	132
Income tax income tax expense/(benefit) from the continuing operations	18,551	(30,256)	(4,261)

A reconciliation of tax expense applicable to profit before tax at the statutory rate for the jurisdictions in which the majority of the Group’s subsidiaries are domiciled to the income tax expense at the effective income tax rate for each of the Relevant Periods is as follows:

	For the year ended 31 December
	2022	2023
	RMB	RMB	USD

(Loss)/profit before tax	(81,387)	65,856	9,276
Tax at the statutory tax rate (25%)	(20,347)	16,464	2,319
Impact of preferential tax rates	4,892	1,836	259
Non-taxable income	(19,633)	(8,912)	(1,256)
Non-deductible expense	1,098	622	88
Research and development super-deduction	(12,521)	(12,254)	(1,726)
Change of valuation allowance	62,439	(28,946)	(4,077)
Income tax expense/(benefit)	15,928	(31,190)	(4,393)

Deferred taxes

The components of deferred tax assets and liabilities are as follows:

	As at December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Accrued expense and other current liabilities	26,706	15,982
Bad debt provision	19,114	15,208
Lease liabilities	12,529	11,626
Net operating loss carry forwards	46,782	66,625
Total gross deferred tax assets	105,131	109,441
Valuation allowance on deferred tax assets	(89,678)	(60,732)
Deferred tax assets, net of valuation allowance	15,453	48,709
Deferred tax (liabilities)-non current:
Right-of-use assets	(15,453)	(13,240)
Intangible assets	(3,887)	(2,390)
Total deferred tax (liabilities)	(19,340)	(15,630)

At 31 December 2023, there was no significant unrecognized deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries.

Uncertain Tax Position

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.